Exhibit 99.5

FIGRE 2024-HE5 Rebuttal Findings 10.01.2024

Seller:

Deal ID:

Total Loan Count: 1804

Loans by Grade in Population
Loan Grade	Count	Percentage
1	1467	81.32%
2	177	9.81%
3	160	8.87%

Trade Summary
Loan Status	Count	Percentage
Review Complete	1637	90.74%
In Rebuttal	167	9.26%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	336	332	332	160	176	0	0	160	0	171	5
4	2	2	2	0	2	0	0	0	0	0	2
2	8	1	1	7	1	0	0	0	0	7	1
1	5068	0	0	5068	0	0	0	0	0	0	5068

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	11	6	1	4	4	0	4
Note - Incomplete / Inaccurate	4	0	0	4	0	0	4
Security Instrument - Incomplete	2	2	0	0	2	0	0
Security Instrument - Inaccurate	2	2	0	0	2	0	0
Missing Mortgage	1	0	1	0	0	0	0
ROR - Missing	1	1	0	0	0	0	0
Note - Missing Signature	1	1	0	0	0	0	0
Credit	8	3	1	4	0	0	3

FIGRE 2024-HE5 Rebuttal Findings 10.01.2024

Seller:

Deal ID:

Total Loan Count: 1804

DTI Calculation	3	0	0	3	0	0	3
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
Income Variance	1	0	0	1	0	0	0
Program Parameters - Acreage	1	1	0	0	0	0	0
Income - Missing Income Documents	1	0	1	0	0	0	0
Valuation	327	327	0	0	156	0	171
Appraisal - Value is not supported within a 10% variance	327	327	0	0	156	0	171